SELIGMAN FINANCIAL SERVICES, INC.
                                 an affiliate of
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                       100 Park Avenue, New York, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman Municipal Series Trust, which contains information about the sales charges, management fees, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                      TEB3 3/97






-------------------------------------------------------------------------------
                         M I D - Y E A R    R E P O R T

                                    SELIGMAN
                                    MUNICIPAL
                                     SERIES
                                     TRUST


                                 March 31, 1997

                                     [LOGO]
                         ------------------------------
                                Providing Income
                          Free From Regular Income Tax
                                   Since 1984

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS
--------------------------------------------------------------------------------
The possibility that the Federal Reserve Board would increase the federal funds rate caused an upward trend in yields, reducing the prices of municipal securities in the first quarter of 1997. As a result, Seligman Municipal Series Trust's net asset values declined slightly. However, Seligman Municipal Series Trust continued to provide monthly income free from regular income tax to its Shareholders during the period. The Trust's investment results begin on page 2.

   During the last six months, the economy continued its expansion without provoking a significant increase in inflationary pressures. Nonetheless, on March 25, the Fed increased the fed funds rate -- the interest rate charged for interbank loans -- from 5.25% to 5.50%, due to concerns that strong consumer demand could be enough to fuel higher levels of inflation in the near future.

   The near-term result of the Fed's action has been an increase in the yields of fixed-income securities, regardless of maturities. The Bond Buyer 20-Bond General Obligation Index, a benchmark for the municipal market, moved slightly higher over the course of the period, from 5.76% on September 30, 1996, to 5.81% on March 31, 1997.

   The current uncertainty about the direction of the economy has caused bearish sentiment in the municipal bond market, and market participants remain alert for any signs of a resurgence in inflation, which could prompt another Fed move. Nevertheless, municipal securities continue to outperform other fixed-income investments.

   The financial markets may remain unsettled in the short term until the effect of the Fed's action on the economy becomes clearer. However, economic fundamentals remain encouraging, and we believe that the municipal bond market will stabilize over time, while continuing to provide investors with attractive taxable-equivalent yields.

   On a final note, we have regretfully accepted Fred E. Brown's decision to formally retire from your Fund's Board of Trustees. Mr. Brown has been elected Trustee Emeritus of the Board, and Seligman Municipal Series Trust will still be able to benefit from his invaluable advice and counsel. Mr. Brown, who was Chairman and CEO of J. & W. Seligman & Co. from 1965 to 1988, and Chairman of the Board of your Trust from 1984 to 1988, has served with unparalleled dedication for nearly 60 years.

   A discussion with your Portfolio Manager, portfolio holdings, and financial statements follow this letter.

   We thank you for your continued interest in Seligman Municipal Series Trust, and look forward to serving your investment needs in the many years to come.

By order of the Trustees,

/s/ William C. Morris
---------------------

William C. Morris
Chairman


                                                       /s/ Brian T. Zino
                                                      ------------------

                                                       Brian T. Zino
                                                       President


May 2, 1997

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SELIGMAN MUNICIPAL SERIES TRUST
-------------------------------------------------------------------------------

                                                CALIFORNIA        CALIFORNIA                            NORTH
INVESTMENT RESULTS    March 31, 1997            HIGH-YIELD          QUALITY           FLORIDA          CAROLINA
                                                  SERIES            SERIES            SERIES            SERIES
-----------------------------------------------------------------------------------------------------------------------------
  NET ASSETS (in millions)
  Class A                                         $50.3             $87.5             $43.4             $33.4
  Class D                                           2.0               1.2               1.7               1.2
-----------------------------------------------------------------------------------------------------------------------------
  YIELD*
  Class A                                          4.85%             4.69%             4.58%             4.36%
  Class D                                          4.18              4.01              3.99              3.81
-----------------------------------------------------------------------------------------------------------------------------
  DIVIDENDS**
  Class A                                        $0.172            $0.171            $0.180            $0.185
  Class D                                         0.143             0.140             0.151             0.155
-----------------------------------------------------------------------------------------------------------------------------
  CAPITAL GAIN DISTRIBUTIONS**                   $0.094            $0.002            $0.103            $0.032
-----------------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURN+
  Class A
   One Year
     With sales charge(1)                          1.04%             0.48%            (1.20)%            0.15%
     Without sales charge(2)                       6.08              5.43              3.72              5.18
   Five Years
     With sales charge(1)                          5.77              5.73              5.62              5.78
     Without sales charge(2)                       6.79              6.77              6.66              6.82
   Ten Years or since inception                                                                       8/27/90
     With sales charge(1)                          6.57              6.39              6.51              6.33
     Without sales charge(2)                       7.08              6.91              7.04              7.13
  Class D
   One Year
     With CDSL(1)                                  4.29              3.32              2.10              3.38
     Without CDSL(2)                               5.28              4.32              3.07              4.38
   Since inception February 1, 1994(2)             3.82              2.62              2.48              2.85
-----------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE
  March 31, 1997
  Class A                                         $6.36             $6.71             $7.44             $7.76
  Class D                                          6.37              6.69              7.46              7.76
  September 30, 1996
  Class A                                          6.50              6.75              7.67              7.84
  Class D                                          6.51              6.74              7.68              7.83
-----------------------------------------------------------------------------------------------------------------------------
  MAXIMUM OFFERING PRICE PER SHARE
  March 31, 1997
  Class A                                         $6.68             $7.04             $7.81             $8.15
  Class D                                          6.37              6.69              7.46              7.76
  September 30, 1996
  Class A                                          6.82              7.09              8.05              8.23
  Class D                                          6.51              6.74              7.68              7.83

2

------------------------------------------------------------------------------
------------------------------------------------------------------------------
SELIGMAN MUNICIPAL SERIES TRUST
------------------------------------------------------------------------------

                                                CALIFORNIA        CALIFORNIA                            NORTH
   INVESTMENT RESULTS (continued)               HIGH-YIELD          QUALITY           FLORIDA          CAROLINA
                                                  SERIES            SERIES            SERIES            SERIES
----------------------------------------------------------------------------------------------------------------------------
  MOODY'S/S&P RATINGS++
  Aaa/AAA                                             1%                67%              70%               46%
  Aa/AA                                               9                 24               22                38
  A/A                                                50                  9                8                13
  Baa/BBB                                            19                 --               --                --
  Non-rated                                          21                 --               --                 3
-----------------------------------------------------------------------------------------------------------------------------
  HOLDINGS BY MARKET SECTOR++
  Revenue Bonds                                      93%                91%              83%               79%
  General Obligation Bonds                            7                  9               17                21
-----------------------------------------------------------------------------------------------------------------------------
  WEIGHTED AVERAGE MATURITY (Years)                21.9               21.4             23.1              21.8

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on differences in sales charges and fees paid by shareholders.

  *Current yield represents the annualized yield for the 30-day period ended March 31, 1997.

 ** Represents per share amount paid or declared in respect of Class A and Class D shares during the six months ended March 31, 1997.

(1) Represents the average
    compound rate of return per year over the specified period, and reflects change in price and assumes all distributions within the period are invested in additional shares; also reflects the effect of the 4.75% maximum initial sales charge or contingent deferred sales load ("CDSL") of 1%, if applicable. No adjustment was made to Class A shares' performance for periods prior to commencement dates December 27, 1990, in the case of the Florida Series, and January 1, 1993, in the case of the California High-Yield and California Quality Series, for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets of each Series.

(2) Represents the rate of return as above, but does not reflect the effect of the 4.75% maximum initial sales charge or the 1% CDSL.

  +At its discretion, the Manager waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the North Carolina Series. This has the effect of increasing the Series' average annual total returns for the five-year and since-inception periods.

 ++Percentages based on current market values of long-term holdings.

Note: The yields have been computed in accordance with current SEC regulations and will vary, and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A small portion of each Series' income may be subject to applicable state and local taxes and any amount may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INTERVIEW WITH YOUR PORTFOLIO MANAGER, THOMAS G. MOLES
--------------------------------------------------------------------------------

What economic and market factors affected Seligman Municipal Series Trust in the past six months?

"For most of 1996 and up to the present, the municipal bond market has outperformed other fixed-income markets, due largely to an imbalance in supply and demand. Heavy bond calls and redemptions resulted in a decrease in the outstanding municipal bond supply, while positive municipal fundamentals led to a modest improvement in investor demand. During the month of March, however, long-term municipal yields began to rise due to an increase in economic growth and the Federal Reserve Board's resulting attempt to contain it by raising the federal funds rate. Overall, the higher-yield environment caused a modest decline in Seligman Municipal Series Trust's net asset values in the first quarter of 1997. Nonetheless, the continued health of the US economy helped improve the financial status of many municipal issuers in the last six months, including issues held by the Trust. If the economy remains on track, this trend could continue."

What was your investment strategy?

"During the past six months, our outlook for the municipal market remained positive. Investment strategy was based on the assumption that long-term yields would continue to fluctuate within a narrow range. In this environment, Seligman Municipal Series Trust's performance was primarily due to coupon income rather than price appreciation. Therefore, portfolio purchases were concentrated in current coupon bonds, in an effort to maximize coupon returns in the expected absence of price appreciation.

   "We believe that the rise in yields seen in March will be short-lived, and we view the current market environment as a buying opportunity. We have been committing cash, where appropriate, to the purchase of longer-term, quality municipal bonds. While rising interest rates generally have a negative impact on municipal bond prices and on Seligman Municipal Series Trust's performance, opportunities to enhance returns exist in all markets. Through active professional management, we are able to identify undervalued or improving situations that can benefit the portfolios, regardless of the direction of interest rates."

What is your outlook?

"The fixed-income markets may remain unsettled in the near term until investors become satisfied that the Fed has achieved its objectives. Ultimately, we anticipate that confidence in the market will be restored, and that long-term municipal yields will settle back into a narrow trading range. Additionally, new issue volume in the municipal market is not expected to vary significantly from last year, and this predictable supply of bonds should add stability to the marketplace. We are confident that Seligman Municipal Series Trust will continue to play an important role in helping investors meet their long-term financial goals."


[PICTURE OMITTED]

Seligman Municipals Team:
(from left) Audrey Kuchtyak, Theresa Barion, Debra McGuinness, (seated) Eileen Comerford, Thomas G. Moles (Portfolio Manager)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS                                       March 31, 1997
------------------------------------------------------------------------------

                          CALIFORNIA HIGH-YIELD SERIES

   FACE                                                                                               RATINGS       MARKET
   AMOUNT                                  MUNICIPAL BONDS                                          MOODY'S/S&P+     VALUE
 ----------                             ---------------------                                       ------------ -----------
$2,500,000   Alameda, CA Certificates of Participation (City Hall Seismic Upgrade Project),
               6.20% due 5/1/2025................................................................         NR/A   $  2,528,300
 3,000,000   California Department of Water Resources Water System Rev. (Central Valley Project),
               6% due 12/1/2020..................................................................         Aa/AA     3,012,540
 2,500,000   California Educational Facilities Authority Rev. (Loyola Marymount University),
                5 3/4% due 10/1/2024.............................................................        A1/NR      2,393,650
 1,500,000   California Housing Finance Agency Home Mortgage Rev., 6 3/8% due 8/1/2027*..........        Aa2/AA-    1,520,985
 2,500,000   California Pollution Control Financing Authority Pollution Control Rev.
               (San Diego Gas & Electric Co.), 5.85% due 6/1/2021*...............................         A1/A+     2,416,675
 2,500,000   Cupertino, CA Certificates of Participation (Capital Improvement Projects),
               5 3/4% due 1/1/2016...............................................................         A1/A+     2,400,075
 1,000,000   Folsom, CA Special Tax Bonds (Willow Creek Community Facilities District No. 1),
               8 1/4% due 12/1/2006..............................................................         NR/NR     1,046,030
 3,000,000   Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev.,
               6% due 1/1/2034...................................................................        Baa/BBB-   2,879,670
   500,000   Los Angeles, CA Certificates of Participation (Convention & Exhibition Center
               Authority), 7 3/8% due 8/15/2018..................................................        Aaa/AAA      542,015
 1,300,000   Los Angeles, CA Wastewater System Rev., 7.10% due 6/1/2018..........................         A1/A      1,383,343
 1,000,000   Oxnard Union High School District, CA Certificates of Participation
               (Union High School), 7.70% due 11/1/2019..........................................         NR/NR     1,098,350
   730,000   Petaluma, CA Community Development Commission Tax Allocation Bonds
               (Central Business District), 9.30% due 5/15/2010..................................        Baa1/NR      732,657
 2,160,000   Pleasanton, CA Joint Powers Financing Authority Reassessment Rev.,
               6.15% due 9/2/2012................................................................        Baa/NR     2,195,294
 2,000,000   Puerto Rico Highway & Transportation Authority Highway Rev.,
               5 1/2% due 7/1/2036...............................................................        Baa1/A     1,863,680
 1,020,000   Rancho Mirage, CA Improvement Bonds Assessment District No. 22-85
               (Frank Sinatra Drive Extension), 8.30% due 9/2/2008...............................         NR/NR     1,055,669
 1,200,000   Rancho Mirage, CA Improvement Bonds Assessment District No. 22-85
               (Frank Sinatra Drive Extension), 8.30% due 9/2/2011...............................         NR/NR     1,242,528
     5,000   Riverside County, CA (Single Family Mortgage Rev.), 10 1/2% due 9/1/2014............        NR/BBB+        5,238
 3,000,000   SAN BERNADINO, CA JOINT POWERS FINANCING AUTHORITY
               (California  Dept. of  Transportation Lease), 5 1/2% due 12/1/2020................          A/A      2,793,540
 2,000,000   San Francisco, CA State Building Authority Lease Rev. (State of California Dept. of
               General Services Lease), 5% due 10/1/2013.........................................          A/A      1,839,500
 3,000,000   San Joaquin Hills, CA Transportation Corridor Agency Rev. (Orange County
               Senior Lien Toll Road), 6 3/4% due 1/1/2032.......................................         NR/NR     3,120,510
 2,500,000   Santa Barbara, CA Certificates of Participation, 5.70% due 3/1/2011.................         A1/A+     2,443,575
 1,000,000   Santa Clara, CA Improvement Bonds Project No. 186 (Santa Clara Convention Center
               Complex), 7.10% due 9/2/2011......................................................         NR/NR     1,031,220
 1,500,000   Santa Cruz, CA Hospital Rev. (Dominican Santa Cruz Hospital), 7% due 12/1/2013               A1/A+     1,552,035
 2,000,000   Santa Margarita, CA Water District GOs, 7 1/2% due 11/1/2005........................         NR/NR     2,057,180
 1,000,000   Southern California Public Power Authority Power Project Rev. (Multiple Projects),
               6% due 7/1/2018...................................................................           A/A     1,002,520

--------------
+  Ratings have not been audited by Deloitte & Touche LLP.
*  Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

                                                                               5

------------------------------------------------------------------------------
------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS  (continued)
------------------------------------------------------------------------------

                          CALIFORNIA HIGH-YIELD SERIES (continued)

   FACE                                                                                               RATINGS       MARKET
   AMOUNT                                  MUNICIPAL BONDS                                          MOODY'S/S&P+     VALUE
 ----------                             ---------------------                                       ------------ -----------

$  805,000   Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
               (Ogden Martin System of Stanislaus, Inc. Project), 7 1/2% due 1/1/2005..........      NR/BBB+      $ 848,977
 1,230,000   Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
               (Ogden Martin System of Stanislaus, Inc. Project), 7 5/8% due 1/1/2010..........      NR/BBB+      1,316,248
 2,500,000   Washington Township, CA Hospital District Hospital Healthcare System  Rev.,
               5 1/2% due 7/1/2018.............................................................       A2/NR       2,338,775
 2,230,000   West Covina, CA Certificates of Participation (Queen of the Valley Hospital),
               6 1/2% due 8/15/2024............................................................        A2/A       2,310,458
                                                                                                               ------------
Total Municipal Bonds (Cost $49,811,359)-- 97.4%....................................................             50,971,237
Variable Rate Demand Notes (Cost $400,000)-- 0.8% ..................................................                400,000
Other Assets Less Liabilities-- 1.8%................................................................                967,331
                                                                                                               ------------
NET ASSETS-- 100.0%.................................................................................            $52,338,568
                                                                                                               ============
                            CALIFORNIA QUALITY SERIES
   FACE                                                                                               RATINGS       MARKET
   AMOUNT                                  MUNICIPAL BONDS                                          MOODY'S/S&P+     VALUE
 ----------                             ---------------------                                       ------------ -----------

$5,000,000   California Department of Water Resources Water System Rev. (Central Valley Project),
               6.10% due 12/1/2029.............................................................            Aa/AA    5,071,350
 2,000,000   California Educational Facilities Authority Rev. (Stanford University),
               6 3/4% due 1/1/2013 ............................................................           Aaa/AAA   2,107,560
 3,200,000   California Educational Facilities Authority Rev. (University of Southern
               California Project), 5.80% due 10/1/2015........................................           Aa3/AA    3,143,072
 3,440,000   California Educational Facilities Authority Rev.
               (Pomona College), 6% due 2/15/2017..............................................           Aa1/AA    3,470,513
 4,500,000   California Educational Facilities Authority Rev. (California
               Institute of Technology), 6% due 1/1/2021.......................................           Aaa/AAA   4,516,065
 3,000,000   California Health Facilities Financing Authority Health Facility Rev.
               (Kaiser Permanente), 6 1/2% due 12/1/2020.......................................           Aa3/AA    3,178,110
 2,000,000   California Health Facilities Financing Authority Insured Hospital Rev.
               (Scripps Memorial Hospital), 6 3/8% due 10/1/2022...............................           Aaa/AAA   2,085,180
     5,000   California Housing Finance Agency (Housing Revenue Insured Bonds),
               8 3/4% due 8/1/2010.............................................................           Aaa/AAA       5,249
   425,000   California Housing Finance Agency (Housing Revenue Insured Bonds),
               8 5/8% due 8/1/2015.............................................................           Aaa/AAA     445,277
 2,000,000   California Housing Finance Agency Housing Rev., 5.60% due 8/1/2024................           Aaa/AAA   1,911,060
 2,835,000   California Housing Finance Agency Home Mortgage Rev., 6 3/4% due 2/1/2025*........           Aa2/AA-   2,945,962
 4,000,000   California Pollution Control Financing Authority Rev. (Mobil Oil Corporation
               Project), 5 1/2% due 12/1/2029*.................................................           Aa2/AA    3,682,560
   925,000   California Public Capital Improvements Financing Authority (Pooled Projects),
               8.10% due 3/1/2018..............................................................           Aaa/AAA     970,482
 3,000,000   California Public Works Board Lease Rev. (Correctional Facilities Improvements),
               5 3/4% due 9/1/2021.............................................................           A/A       2,871,030

-----------------
+  Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                                 March 31, 1997
-------------------------------------------------------------------------------

                      CALIFORNIA QUALITY SERIES (continued)


   FACE                                                                                               RATINGS       MARKET
   AMOUNT                                  MUNICIPAL BONDS                                          MOODY'S/S&P+     VALUE
 ----------                             ---------------------                                       ------------ -----------
$3,000,000   California State GOs, 5.90% due 4/1/2023.........................................           A1/A+    $2,980,290
 3,000,000   California Statewide Communities Development Authority Certificates of
               Participation (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023......          Aaa3/AAA   2,662,350
 5,000,000   Contra Costa Water District, CA, 5 1/2% due 10/1/2019............................           Aaa/AAA   4,734,800
 3,500,000   East Bay, CA Municipal Utility District Water System Rev., 6% due 6/1/2012.......           Aaa/AAA   3,593,870
 2,500,000   Eastern Municipal Water District Riverside County, CA Water and Sewer Rev.,
               6 3/4% due 7/1/2012............................................................           Aaa/AAA   2,822,275
 3,000,000   Fresno, CA Sewer System Rev., 5 1/4% due 9/1/2019................................           Aaa/AAA   2,805,030
 2,000,000   Industry, CA GOs, 7 3/8% due 7/1/2015............................................           Aaa/AAA   2,170,320
 2,000,000   M-S-R Public Power Agency, CA (San Juan Project), 6 7/8% due 7/1/2019............           Aaa/AAA   2,041,020
 2,000,000   Marin, CA Municipal Water District Water Rev., 5.65% due 7/1/2023................            A1/AA    1,907,840
 3,000,000   Metropolitan Water District of Southern California Waterworks GOs,
               5 3/4% due 3/1/2014............................................................           Aaa/AAA   3,001,920
 3,500,000   Northern California Power Agency Public Power Rev. (Combustion Turbine
               Project A-1), 6% due 8/15/2010.................................................           Aaa/AAA   3,546,690
 4,500,000   Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.),
               6% due 2/15/2009...............................................................           Aaa/AAA   4,762,395
 2,500,000   Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015..........           Aaa/AAA   2,531,250
 3,250,000   San Francisco Bay Area Rapid Transit District, CA (Sales Tax Rev.),
               6.60% due 7/1/2012 ............................................................           Aaa/AAA   3,483,740
 3,000,000   San Francisco, CA (City & County) Airport Commission Rev. (International Airport),
               6.60% due 5/1/2024*............................................................           Aaa/AAA   3,167,430
 5,000,000   University of California Regents (Multiple Purpose Projects), 6 3/8% due 9/1/2024           Aaa/AAA   5,241,550
                                                                                                                 -----------
Total Municipal Bonds (Cost $85,180,924)-- 99.1% ...................................................              87,856,240
Other Assets Less Liabilities-- 0.9%................................................................                 802,168
                                                                                                                 -----------
NET ASSETS-- 100.0%.................................................................................             $88,658,408
                                                                                                                 ===========
                                 FLORIDA SERIES
   FACE                                                                                               RATINGS       MARKET
   AMOUNT                                  MUNICIPAL BONDS                                          MOODY'S/S&P+     VALUE
 ----------                             ---------------------                                       ------------ -----------
$2,500,000   Broward County, FL Water & Sewer Utility Rev., 5% due 10/1/2018..................            Aaa/AAA   2,230,675
 1,500,000   Broward County School District, FL GOs, 7 1/8% due 2/15/2008.....................            Aaa/AAA   1,602,870
 1,500,000   Citrus County, FL Pollution Control Rev. (Florida Power Corporation Crystal River
               Power Plant Project), 6 5/8% due 1/1/2027......................................            A1/A+     1,600,455
 2,000,000   Collier County, FL Water & Sewer Rev., 5 1/4% due 7/1/2021.......................            Aaa/AAA   1,826,060
 1,250,000   Dade County, FL Aviation Rev., 6 1/8% due 10/1/2020*.............................            Aaa/AAA   1,255,800
 1,000,000   Dade County, FL Public Facilities Rev. (Jackson Memorial Hospital),
               5 1/4% due 6/1/2023............................................................            Aaa/AAA     897,890
 2,870,000   Dade County, FL Public Improvement GOs, 5 3/4% due 10/1/2016.....................            Aaa/AAA   2,856,683
 2,000,000   Dade County, FL Water & Sewer System Rev., 5 3/4% due 10/1/2022..................            Aaa/AAA   1,971,060
 2,000,000   Dade County Health Facilities Authority, FL Hospital Rev. (Baptist Hospital
               of Miami Project), 5 1/4% due 5/15/2021........................................            Aaa/AAA   1,802,860

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.
*  Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

                                                                            7

------------------------------------------------------------------------------
------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS  (continued)
------------------------------------------------------------------------------

                           FLORIDA SERIES (continued)


   FACE                                                                                               RATINGS       MARKET
   AMOUNT                                  MUNICIPAL BONDS                                          MOODY'S/S&P+     VALUE
 ----------                             ---------------------                                       ------------ -----------
$1,000,000   Florida Housing Finance Agency (General Mortgage Rev.), 6.35% due 6/1/2014 ......            NR/AAA   $1,027,430
   715,000   Florida Housing Finance Agency Rev. (Single Family Mortgage), 6.55% due 7/1/2014*            Aaa/AAA     735,127
 2,000,000   Florida Housing Finance Agency Rev. (Homeowner Mortgage), 6.20% due 7/1/2027* ...            Aa3/AA    2,010,680
 2,500,000   Florida Ports Financing Commission Rev. (State Transportation Trust Fund),
               5 3/8% due 6/1/2027*...........................................................            Aaa/AAA   2,283,125
 2,000,000   Florida State Department of Transportation GOs (Right of Way), 5.80% due 7/1/2021            Aa2/AA+   1,961,540
 1,000,000   Florida State Municipal Power Agency Rev. (St. Lucie Project), 5 1/2% due 10/1/2012          Aaa/AAA     988,710
 2,500,000   Florida State Turnpike Authority Turnpike Rev., 5 5/8% due 7/1/2025..............            Aaa/AAA   2,399,125
 1,500,000   Gainesville, FL Utilities System Rev., 5 1/2% due 10/1/2013......................            Aa/AA     1,471,335
 2,500,000   Hillsborough County, FL Aviation Authority Rev. (Tampa International Airport),
               5 3/8% due 10/1/2023*..........................................................            Aaa/AAA   2,224,400
 1,500,000   Jacksonville Electric Authority, FL Rev. (St. Johns River Power Park System),
               5 1/2% due 10/1/2013...........................................................            Aa1/AA    1,463,490
 2,000,000   Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev.
               (Anheuser-Busch Project), 5 7/8% due 2/1/2036*.................................            A1/AA-    1,933,180
 2,000,000   Kissimmee Utility Authority, FL Electric System Improvement Rev.,
               5 1/4% due 10/1/2018                                                                       Aaa/AAA   1,845,060
 1,000,000   Lee County, FL Transportation Facilities Rev., 6% due 10/1/2015..................            Aaa/AAA   1,025,050
 2,000,000   Orlando, FL Utilities Commission Water & Electric Rev., 5 1/2% due 10/1/2026.....            Aa/AA-    1,862,480
 1,000,000   Osceola County, FL Transportation Rev. (Osceola Parkway Project), 6.10% due 4/1/2017         Aaa/AAA   1,016,490
 1,200,000   Palm Beach County, FL Criminal Justice Facilities Rev., 7 1/4% due 6/1/2011......            Aaa/AAA   1,313,388
 1,000,000   Pensacola Health Facilities Authority, FL Health Facilities Rev.
               (Daughters of Charity National Health System--Sacred Heart Hospital of
               Pensacola), 5 1/4% due 1/1/2011                                                            Aa2/AA      957,410
 1,250,000   Volusia County, FL Educational Facilities Authority Rev. (Embry-Riddle
               Aeronautical University Project), 6 5/8% due 10/15/2022........................            NR/AAA    1,314,550
                                                                                                                  -----------
Total Municipal Bonds (Cost $44,082,053)-- 97.2% ...................................................               43,876,923
Variable Rate Demand Notes (Cost $200,000)-- 0.4%...................................................                  200,000
Other Assets Less Liabilities-- 2.4%................................................................                1,067,055
                                                                                                                  -----------
NET ASSETS-- 100.0%.................................................................................              $45,143,978
                                                                                                                  ===========
                              NORTH CAROLINA SERIES
   FACE                                                                                               RATINGS       MARKET
   AMOUNT                                  MUNICIPAL BONDS                                          MOODY'S/S&P+     VALUE
 ----------                             ---------------------                                       ------------ -----------
$1,250,000   Appalachian State University, NC Housing & Student Center System Rev.,
               5 5/8% due 7/15/2015...........................................................            Aaa/AAA  $1,228,175
 1,250,000   Asheville, NC Water System Rev., 5.70% due 8/1/2025..............................            Aaa/AAA   1,220,713
   600,000   Buncombe County, NC Metropolitan Sewerage District (Sewerage System Rev.),
               5 1/2% due 7/1/2022............................................................            Aaa/AAA     568,632
 2,000,000   Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev.,
               6 1/4% due 1/1/2020............................................................            Aa3/AA    2,036,060
 1,000,000   Charlotte, NC Certificates of Participation (Charlotte-Mecklenburg Law Enforcement
               Center Project), 5 3/8% due 6/1/2013...........................................            Aa1/AA      979,310
 2,000,000   Charlotte, NC Water & Sewer GOs, 5.90% due 2/1/2017..............................            Aaa/AAA   2,062,320

----------------------
+  Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                                 March 31, 1997
-------------------------------------------------------------------------------

                        NORTH CAROLINA SERIES (continued)

   FACE                                                                                               RATINGS       MARKET
   AMOUNT                                  MUNICIPAL BONDS                                          MOODY'S/S&P+     VALUE
 ----------                             ---------------------                                       ------------ -----------
$1,590,000   Concord, NC Utilities System Rev., 5 3/4% due 12/1/2017...........................           Aaa/AAA  $1,572,812
 2,500,000   Martin County Industrial Facilities and Pollution Control Financing Authority, NC
               Solid Waste Disposal Rev. (Weyerhaeuser Company Project), 6% due 11/1/2025*.....            A2/A     2,475,550
   500,000   North Carolina Educational Facilities Financing Authority Rev. (Duke University
               Project), 6 3/4% due 10/1/2021..................................................           Aa1/AA+     539,100
   500,000   North Carolina Educational Facilities Financing Authority Rev.
               (Elon College Project), 6 3/8% due 1/1/2014.....................................           NR/AAA      516,660
   600,000   North Carolina Housing Finance Agency Rev. (Multi-Family), 5.80% due 7/1/2014.....           Aa2/AA      595,422
 1,455,000   North Carolina Housing Finance Agency Rev. (Single Family), 6 1/2% due 3/1/2018...           Aa2/AA    1,499,523
   250,000   North Carolina Housing Finance Agency Rev. (Multi-Family), 5.90% due 7/1/2026.....           Aa2/AA      243,190
   750,000   North Carolina Medical Care Commission Hospital Rev. (North Carolina Baptist
               Hospital Project), 6 3/8% due 6/1/2014..........................................           Aa3/AA      770,063
 1,000,000   North Carolina Medical Care Commission Hospital Rev. (Mercy Hospital Project),
               6 1/2% due 8/1/2015.............................................................           NR/NR     1,077,330
 1,500,000   North Carolina Medical Care Commission Hospital Rev. (Carolina Medicorp Project),
               6% due 5/1/2021.................................................................           Aa3/AA    1,481,100
 1,000,000   North Carolina Medical Care Commission Hospital Rev. (Memorial Mission Hospital
               Project), 6% due 10/1/2022......................................................           Aaa/AAA   1,000,600
 2,250,000   North Carolina Medical Care Commission Hospital Rev. (Presbyterian Health Services
               Corp. Project), 6% due 10/1/2024................................................           Aa3/AA    2,220,187
 2,000,000   North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
              5 3/4% due 1/1/2015..............................................................           Aaa/AAA   1,991,000
 3,000,000   North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., 5% due 1/1/2020           Aaa/AAA   2,816,370
 1,000,000   Orange, NC Water & Sewer Authority Rev., 5.20% due 7/1/2016.......................             Aa/AA     926,500
   775,000   Raleigh, NC GOs, 6 1/2% due 3/1/2008..............................................            Aaa/AAA    823,205
   200,000   Transylvania County, NC GOs, 6.80% due 4/1/2007...................................             A2/A      213,422
 1,500,000   University of North Carolina Charlotte Rev. (Student Activity Center), 5 1/2% due
               6/1/2021........................................................................           Aaa/AAA   1,428,675
   500,000   University of North Carolina Hospitals at Chapel Hill Rev., 6 3/8% due 2/15/2017..           Aa3/AA      519,790
 1,000,000   University of North Carolina Hospitals at Chapel Hill Rev., 5 1/4% due 2/15/2026..           Aa3/AA      900,130
 1,550,000   Wake County Industrial Facilities & Pollution Control Financing Authority, NC
               (Carolina Power & Light), 6.90% due 4/1/2009....................................            A2/A     1,655,152
                                                                                                                  -----------
Total Municipal Bonds (Cost $32,693,727)-- 96.3% ...................................................               33,360,991
Variable Rate Demand Notes (Cost $900,000)-- 2.6% ..................................................                  900,000
Other Assets Less Liabilities-- 1.1%................................................................                  382,939
                                                                                                                  -----------
NET ASSETS-- 100.0%.................................................................................              $34,643,930
                                                                                                                  ===========

------------------------
+  Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

                                                                            9

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                             March 31, 1997
-------------------------------------------------------------------------------

                                                              CALIFORNIA      CALIFORNIA                    NORTH
                                                              HIGH-YIELD       QUALITY        FLORIDA      CAROLINA
                                                                SERIES         SERIES         SERIES        SERIES
                                                              ---------------------------------------------------------------
ASSETS:
Investments, at value (see portfolios of investments):
  Long-term holdings ................................         $ 50,971,237  $  87,856,240  $  43,876,923  $  33,360,991
  Short-term holdings ...............................              400,000             --        200,000        900,000
                                                              ------------  -------------  -------------  -------------
                                                                51,371,237     87,856,240     44,076,923     34,260,991
Cash ................................................              115,848             --        239,514         87,963
Interest receivable .................................              892,123      1,421,947        979,373        585,703
Receivable for Shares of Beneficial Interest sold ...              174,129         10,378         28,588            102
Expenses prepaid to shareholder service agent .......                7,134         11,890          6,794          5,096
Other ...............................................                6,086          6,788          6,542          4,378
                                                              ------------  -------------  -------------  -------------
Total Assets ........................................           52,566,557     89,307,243     45,337,734     34,944,233
                                                              ============  =============  ============== =============

LIABILITIES:
Dividends payable....................................              107,041        181,170         84,916         61,736
Payable for Shares of Beneficial Interest repurchased               39,871        277,773         31,075        175,430
Payable to custodian.................................                   --         73,024             --             --
Accrued expenses, taxes, and other ..................               81,077        116,868         77,765         63,137
                                                              ------------  -------------  -------------  -------------
Total Liabilities ...................................              227,989        648,835        193,756        300,303
                                                              ------------  -------------  -------------  -------------
Net Assets ..........................................          $52,338,568    $88,658,408    $45,143,978    $34,643,930
                                                              ============  =============  ============== =============

COMPOSITION OF NET ASSETS:
Shares of Beneficial Interest, at par:
  Class A ...........................................              $ 7,912        $13,038        $ 5,833        $ 4,305
  Class D ...........................................                  319            179            231            158
Additional paid-in capital ..........................           51,234,016     85,998,701     45,203,113     33,998,730
Undistributed/accumulated net realized gain (loss) ..              (63,557)       (28,826)       139,931        (26,527)
Net unrealized appreciation (depreciation)
   of investments ...................................            1,159,878      2,675,316       (205,130)       667,264
                                                              ------------  -------------  -------------  -------------
Net Assets ..........................................          $52,338,568    $88,658,408    $45,143,978    $34,643,930
                                                              ============  =============  ============== =============
NET ASSETS:
Class A .............................................          $50,311,095    $87,463,370    $43,422,971    $33,415,460
Class D .............................................          $ 2,027,473    $ 1,195,038    $ 1,721,007    $ 1,228,470

SHARES OF BENEFICIAL INTEREST OUTSTANDING
   (Unlimited shares authorized; $.001 par value):
Class A .............................................            7,912,428     13,037,713       5,833,214     4,304,315
Class D .............................................              318,488        178,597         230,780       158,334

NET ASSET VALUE PER SHARE:
Class A .............................................                $6.36          $6.71           $7.44         $7.76
Class D .............................................                $6.37          $6.69           $7.46         $7.76

------------------
See Notes to Financial Statements.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS               For the Six Months Ended March 31, 1997
------------------------------------------------------------------------------

                                                                        CALIFORNIA    CALIFORNIA                     NORTH
                                                                        HIGH-YIELD      QUALITY       FLORIDA       CAROLINA
                                                                          SERIES        SERIES         SERIES        SERIES
                                                                       -----------   -----------    -----------   ----------
INVESTMENT INCOME:
Interest............................................                   $1,623,200    $2,766,113     $1,343,924    $1,047,233
                                                                       ----------    ----------     ----------    ----------

EXPENSES:
Management fees .....................................                     130,402       235,519        116,480        90,363
Shareholder account services ........................                      35,709        57,593         32,194        26,301
Distribution and service fees .......................                      32,822        50,726         61,562        46,904
Auditing and legal fees .............................                      12,548        11,048         11,999        12,234
Custody and related services.........................                       7,903        12,572          9,250         7,152
Trustees' fees and expenses..........................                       4,582         4,582          4,245         4,155
Shareholders' meeting................................                       3,065         4,866          2,580         2,908
Registration.........................................                       2,524         2,867          2,484         2,624
Shareholder reports and communications...............                       2,164         6,360          2,279         2,937
Miscellaneous.......................................                        2,227         4,422          2,110         1,905
                                                                       ----------    ----------     ----------    ----------
Total Expenses.......................................                     233,946       390,555        245,183       197,483
                                                                       ----------    ----------     ----------    ----------
Net Investment Income ...............................                   1,389,254     2,375,558      1,098,741       849,750
                                                                       ----------    ----------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ............                      29,756        201,404        142,308       (24,163)
Net change in unrealized appreciation
   of investments...................................                    (411,195)      (642,087)      (891,478)     (156,744)
                                                                      ----------     ----------     ----------    ----------
Net Loss on Investments .............................                   (381,439)      (440,683)      (749,170)     (180,907)
                                                                      ----------     ----------     ----------    ----------
Increase in Net Assets from Operations...............                 $1,007,815     $1,934,875     $  349,571    $  668,843
                                                                      ==========     ==========     ==========    ==========

-------------------------------------
See Notes to Financial Statements.

                                                                            11

------------------------------------------------------------------------------
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                                       CALIFORNIA HIGH-YIELD        CALIFORNIA QUALITY
                                                                             SERIES                         SERIES
                                                                    --------------------------   ---------------------------
                                                                     SIX MONTHS      YEAR         SIX MONTHS        YEAR
                                                                       ENDED         ENDED           ENDED          ENDED
                                                                      3/31/97       9/30/96         3/31/97        9/30/96
                                                                    ----------     ----------     ----------      ----------
OPERATIONS:
Net investment income....................................          $ 1,389,254    $ 2,761,416    $ 2,375,558     $ 4,933,062
Net realized gain on investments.........................               29,756        761,672        201,404          10,779
Net change in unrealized appreciation of investments.....             (411,195)      (302,934)      (642,087)      1,634,127
                                                                  -----------     -----------    -----------     -----------
Increase in net assets from operations...................            1,007,815      3,220,154      1,934,875       6,577,968
                                                                  -----------     -----------    -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A...............................................           (1,345,981)    (2,694,728)    (2,344,979)     (4,886,875)
   Class D...............................................              (43,273)       (66,688)       (30,579)        (46,187)
Net realized gain on investments:
   Class A...............................................             (722,261)      (181,195)       (27,957)       (170,861)
   Class D...............................................              (27,209)        (4,083)          (454)         (1,627)
                                                                  -----------     -----------    -----------     -----------
Decrease in net assets from distributions................           (2,138,724)    (2,946,694)    (2,403,969)     (5,105,550)
                                                                  -----------     -----------    -----------     -----------
TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST:
Net proceeds from sale of shares:
   Class A...............................................            4,091,079      7,028,522        753,845       4,563,152
   Class D...............................................              581,527        971,455        131,725         938,009
Shares issued in payment of dividends:
   Class A...............................................              702,297      1,381,074      1,139,558       2,408,049
   Class D...............................................               32,084         51,365         16,198          28,597
Exchanged from associated Funds:
   Class A...............................................              807,019      2,237,849     10,218,435       6,680,456
   Class D...............................................               55,020        197,372      2,484,461         601,980
Shares issued in payment of gain distributions:
   Class A ..............................................              483,204        123,013         16,799         108,888
   Class D ..............................................               22,161          3,665            228             857
                                                                  -----------     -----------    -----------     -----------
Total ...................................................            6,774,391     11,994,315     14,761,249      15,329,988
                                                                  -----------     -----------    -----------     -----------
Cost of shares repurchased:
   Class A...............................................           (4,503,984)   (10,210,483)    (7,447,192)     (8,519,741)
   Class D...............................................            (517,625)       (128,873)      (238,162)       (208,709)
Exchanged into associated Funds:
   Class A...............................................            (444,101)     (2,054,893)   (12,308,645)     (6,087,884)
   Class D...............................................             (22,479)       (471,562)    (2,845,313)       (590,062)
                                                                  -----------     -----------    -----------     -----------
Total ...................................................          (5,488,189)    (12,865,811)   (22,839,312)    (15,406,396)
                                                                  -----------     -----------    -----------     -----------
Increase (decrease) in net assets from transactions
   in Shares of Beneficial Interest......................           1,286,202        (871,496)    (8,078,063)        (76,408)
                                                                  -----------     -----------    -----------     -----------
Increase (decrease) in net assets........................             155,293        (598,036)    (8,547,157)      1,396,010

NET ASSETS:
Beginning of period......................................          52,183,275      52,781,311     97,205,565      95,809,555
                                                                  -----------     -----------    -----------     -----------
End of period............................................         $52,338,568     $52,183,275    $88,658,408     $97,205,565
                                                                  ===========     ===========    ===========     ===========

------------------------------
See Notes to Financial Statements.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                                                                      NORTH CAROLINA
                                                                         FLORIDA SERIES                    SERIES
                                                                    -------------------------   ---------------------------
                                                                    SIX MONTHS       YEAR         SIX MONTHS        YEAR
                                                                       ENDED         ENDED           ENDED          ENDED
                                                                      3/31/97       9/30/96         3/31/97        9/30/96
                                                                    ----------     ----------     ----------      ---------

OPERATIONS:
Net investment income....................................         $  1,098,741   $ 2,389,445    $   849,750     $ 1,798,784
Net realized gain (loss) on investments..................              142,308       848,068        (24,163)        150,901
Net change in unrealized appreciation of investments.....             (891,478)     (599,721)      (156,744)        428,165
                                                                   -----------   -----------    -----------     -----------
Increase in net assets from operations...................              349,571     2,637,792        668,843       2,377,850
                                                                   -----------   -----------    -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A...............................................           (1,066,726)   (2,340,450)      (826,498)     (1,748,201)
   Class D...............................................              (32,015)      (48,995)       (23,252)        (50,583)
Net realized gain on investments:
   Class A...............................................             (611,829)     (503,822)      (145,565)        (67,229)
   Class D...............................................              (20,486)       (8,426)        (4,714)         (2,262)
                                                                   -----------   -----------    -----------     -----------
Decrease in net assets from distributions................           (1,731,056)   (2,901,693)    (1,000,029)     (1,868,275)
                                                                   -----------   -----------    -----------     -----------
TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST:
Net proceeds from sale of shares:
   Class A...............................................            1,685,377     2,194,401        895,187       2,675,748
   Class D...............................................              122,813       844,824         74,941         263,673
Shares issued in payment of dividends:
   Class A...............................................              415,831       944,497        433,183         915,705
   Class D...............................................               22,085        27,492         16,940          37,861
Exchanged from associated Funds:
   Class A...............................................            1,362,475     1,720,648        239,393         558,685
   Class D...............................................              431,268       132,950            --            3,221
Shares issued in payment of gain distributions:
   Class A ..............................................              344,983       274,175        106,938          49,273
   Class D ..............................................               15,286         3,798          4,313           2,102
                                                                   -----------   -----------    -----------     -----------
Total ...................................................            4,400,118     6,142,785      1,770,895       4,506,268
                                                                   -----------   -----------    -----------     -----------
Cost of shares repurchased:
   Class A...............................................           (3,467,653)   (7,546,385)    (3,406,746)     (5,507,260)
   Class D...............................................              (63,972)     (254,841)       (85,604)       (151,705)
Exchanged into associated Funds:
   Class A...............................................             (790,512)   (1,167,372)      (467,100)       (695,424)
   Class D...............................................              (29,737)      (65,958)        (2,500)       (198,185)
                                                                   -----------   -----------    -----------     -----------
Total ...................................................           (4,351,874)   (9,034,556)    (3,961,950)     (6,552,574)
                                                                   -----------   -----------    -----------     -----------
Increase (decrease) in net assets from transactions
   in Shares of Beneficial Interest......................               48,244    (2,891,771)    (2,191,055)     (2,046,306)
                                                                   -----------   -----------    -----------     -----------
Decrease in net assets...................................           (1,333,241)   (3,155,672)    (2,522,241)     (1,536,731)
NET ASSETS:
Beginning of period......................................           46,477,219    49,632,891     37,166,171      38,702,902
                                                                   -----------   -----------    -----------     -----------
End of period............................................          $45,143,978   $46,477,219    $34,643,930     $37,166,171
                                                                   ===========   ===========    ===========     ===========

-----------------------------------
See Notes to Financial Statements.

                                                                            13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Seligman Municipal Series Trust (the "Trust") consists of four separate series: the "California High-Yield Series," the "California Quality Series," the "Florida Series," and the "North Carolina Series." Each Series of the Trust offers two classes of shares. All shares existing prior to February 1, 1994, the commencement date of Class D shares, were classified as Class A shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within eighteen months of purchase. Class D shares are sold without an initial sales charge but are subject to a higher distribution fee and a CDSL of 1% imposed on certain redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

a. All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. There is no provision for federal income tax.
   Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Dividends are declared daily and paid monthly.

c. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 1997, distribution and service fees were the only class-specific expenses.

e. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, and realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of any series of the Trust.

3. Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1997, were as follows:

SERIES                     PURCHASES        SALES
---------------            -----------      -----------
California High-Yield       $7,668,985      $ 7,308,389
California Quality           8,987,500       14,667,029
Florida                      5,879,040        6,218,089
North Carolina               2,478,125        6,775,594

   At March 31, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                             TOTAL           TOTAL
                          UNREALIZED       UNREALIZED
      SERIES             APPRECIATION     DEPRECIATION
---------------          ------------     ------------
California High-Yield      $1,488,663      $  328,785
California Quality          3,734,575       1,059,259
Florida                       753,246         958,376
North Carolina                971,461         304,197

4. J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees or consultants of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series' average daily net assets.
   Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of each Series' shares, and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sale of Class A shares:

                           DISTRIBUTOR        DEALER
      SERIES               CONCESSIONS      COMMISSIONS
---------------            -----------      -----------
California High-Yield        $10,084          $77,156
California Quality             3,524           25,609
Florida                        7,242           51,843
North Carolina                 3,991           29,391

   The Trust has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust pursuant to the Plan. For the six months ended March 31, 1997, for the California High-Yield, California Quality, Florida, and North Carolina Series, fees paid aggregated $23,104, $43,348, $53,515, and $41,029, respectively, or 0.09%, 0.09%, 0.24%, and 0.23%, respectively, per annum of average daily net assets.

   Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the six months ended March 31, 1997, fees paid amounted to $9,718, $7,378, $8,047, and $5,875, or 1% per annum of the average daily net assets of Class D shares of the California High-Yield, California Quality, Florida, and North Carolina Series, respectively.

   The Distributor is entitled to retain any CDSL imposed on certain redemptions of Class D shares occurring within one year of purchase. For the six months ended March 31, 1997, such charges amounted to $937 for the California High-Yield Series, $1,227 for the California Quality Series, and $1 for the Florida Series.

   Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Fund shares, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 1997, Seligman Services, Inc. received commissions from sales of shares of each Series, and distribution and service fees, pursuant to the Plan, as follows:

                                       DISTRIBUTION AND
      SERIES             COMMISSIONS     SERVICE FEES
---------------          -----------   ----------------
California High-Yield         $49            $795
California Quality          1,077           1,357
Florida                     1,092           3,152
North Carolina                 --             835
                                                                            15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (continued)
--------------------------------------------------------------------------------

   Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

    SERIES
---------------
California High-Yield      $35,709
California Quality          57,593
Florida                     32,194
North Carolina              26,301

   Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

   Fees of $11,000 were incurred by the Trust for the legal services of Sullivan & Cromwell, a retired member of which firm is a trustee of the Trust.

   The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and interest is included in trustees' fees and expenses, and the accumulated balances thereof at March 31, 1997, were as follows:

     SERIES
---------------
California High-Yield         $27,205
California Quality             27,205
Florida                        13,333
North Carolina                  9,644

--------------------------------------------------------------------------------
5. Transactions in Shares of Beneficial Interest were as follows:


                                                                   CALIFORNIA HIGH-YIELD            CALIFORNIA QUALITY
                                                                          SERIES                          SERIES
                                                                   ---------------------         ------------------------
                                                                    SIX                            SIX
                                                                   MONTHS         YEAR            MONTHS         YEAR
                                                                    ENDED        ENDED             ENDED         ENDED
                                                                   3/31/97      9/30/96           3/31/97       9/30/96
                                                                  ---------    ---------         ---------     ---------

Sale of shares:
   Class A ....................................                     633,462    1,087,963           110,512        673,408
   Class D ....................................                      89,944      152,012            19,383        139,499
Shares issued in payment of dividends:
   Class A ....................................                     108,896      213,528           167,465        356,784
   Class D ....................................                       4,971        7,942             2,387          4,255
Exchanged from associated Funds:
   Class A ....................................                     125,396      343,880         1,498,524        996,761
   Class D ....................................                       8,501       30,371           366,195         89,271
Shares issued in payment of gain distributions:
   Class A ....................................                      74,799       18,896             2,456         16,012
   Class D ....................................                       3,425          562                33            126
                                                                  ---------    ---------         ---------      ---------
Total .........................................                   1,049,394    1,855,154         2,166,955      2,276,116
                                                                  ---------    ---------         ---------      ---------
Shares repurchased:
   Class A ....................................                    (696,256)  (1,573,674)       (1,093,945)    (1,264,284)
   Class D ....................................                     (79,860)     (19,819)          (35,191)       (31,274)
Exchanged into associated Funds:
   Class A ....................................                     (69,018)    (317,574)       (1,805,790)      (905,529)
   Class D ....................................                      (3,473)     (73,253)         (418,446)       (87,668)
                                                                  ---------    ---------         ---------      ---------
Total .........................................                    (848,607)  (1,984,320)       (3,353,372)    (2,288,755)
                                                                  ---------    ---------         ---------      ---------
Increase (decrease) in shares .................                     200,787     (129,166)       (1,186,417)       (12,639)
                                                                  =========    =========        ==========      =========

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                                                                       NORTH CAROLINA
                                                                        FLORIDA SERIES                      SERIES
                                                                    --------------------------       ----------------------
                                                                      SIX                             SIX
                                                                     MONTHS          YEAR            MONTHS         YEAR
                                                                      ENDED         ENDED             ENDED         ENDED
                                                                     3/31/97       9/30/96           3/31/97       9/30/96
                                                                    ---------     ---------         --------      ---------

Sale of shares:
   Class A...............................................             220,154        284,373          113,702        342,388
   Class D...............................................              16,216        109,057            9,549         34,006
Shares issued in payment of dividends:
   Class A...............................................              54,688        122,783           55,111        116,783
   Class D...............................................               2,902          3,582            2,156          4,830
Exchanged from associated Funds:
   Class A...............................................             179,146        222,479           30,444         72,372
   Class D...............................................              55,873         17,046               --            425
Shares issued in payment of gain distributions:
   Class A...............................................              45,096         35,286           13,554          6,221
   Class D...............................................               1,996            488              547            265
                                                                     --------       --------         --------       --------
Total ...................................................             576,071        795,094          225,063        577,290
                                                                     --------       --------         --------       --------
Shares repurchased:
   Class A...............................................            (455,052)      (981,300)        (433,231)      (704,359)
   Class D...............................................              (8,469)       (33,593)         (10,880)       (19,457)
Exchanged into associated Funds:
   Class A...............................................            (104,362)      (151,754)        (59,245)        (88,114)
   Class D...............................................              (3,903)        (8,586)           (319)        (25,245)
                                                                     --------       --------         --------       --------
Total ...................................................            (571,786)    (1,175,233)        (503,675)      (837,175)
                                                                     --------       --------         --------       --------
Increase (decrease) in shares............................               4,285       (380,139)        (278,612)      (259,885)
                                                                     ========       ========         ========       ========

                                                                            17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance of each Class, on a per share basis, from the beginning net asset value to the ending net asset value, so that investors may understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts, based on average shares outstanding.

   "Total return based on net asset value" measures each Class's performance but assumes that investors purchased shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of each Series. The total returns for periods of less than one year are not annualized.

CALIFORNIA HIGH-YIELD SERIES

                                                        CLASS A                                    CLASS D
                                 -------------------------------------------------    --------------------------------
                                  SIX                                                   SIX
                                 MONTHS                                                MONTHS    YEAR ENDED
                                 ENDED           YEAR ENDED SEPTEMBER 30,              ENDED   SEPTEMBER 30,   2/1/94*
PER SHARE OPERATING                       ----------------------------------------              -------------   TO
   PERFORMANCE:                  3/31/97   1996    1995     1994     1993     1992     3/31/97  1996    1995   9/30/94
                                --------  -----    -----    -----    -----   -----    --------  -----   -----  -------
Net asset value, beginning
   of period .................    $6.50   $6.47    $6.30    $6.73    $6.65   $6.50      $6.51   $6.48   $6.31   $6.67
                                  -----   -----    -----    -----    -----   -----      -----   -----   -----   -----
Net investment income ........      .17     .36      .37      .37      .39     .41        .14     .30     .31     .21
Net realized and unrealized
   investment gain (loss).....     (.05)    .05      .17     (.34)     .28     .16       (.05)    .05     .17    (.36)
                                  -----   -----    -----    -----    -----   -----      -----   -----    -----   -----
Increase (decrease) from
   investment operations .....      .12     .41      .54      .03      .67     .57        .09     .35     .48    (.15)
Dividends paid or declared....     (.17)   (.36)    (.37)    (.37)    (.39)   (.41)      (.14)   (.30)   (.31)   (.21)
Distributions from net
   gain realized .............     (.09)   (.02)      --     (.09)    (.20)   (.01)      (.09)   (.02)     --     --
                                  -----   -----    -----    -----    -----    -----      -----  -----    -----  -----
Net increase (decrease) in
   net asset value ...........     (.14)    .03      .17     (.43)     .08     .15       (.14)    .03     .17    (.36)
                                  -----   -----    -----    -----    -----   -----      -----   -----   -----   -----
Net asset value, end of period    $6.36   $6.50    $6.47    $6.30    $6.73   $6.65      $6.37   $6.51   $6.48   $6.31
                                  =====   =====    =====    =====    =====   =====      =====   =====   =====   =====
TOTAL RETURN BASED ON
   NET ASSET VALUE:..........     1.93%   6.49%    8.85%     .41%   10.66%   9.00%      1.48%   5.53%   7.78%  (2.47)%

RATIOS/SUPPLEMENTAL
   DATA:
Expenses to average net assets      .86%+   .84%     .90%     .85%     .88%    .82%      1.77%+  1.74%   1.91%   1.74%+
Net investment income
   to average net assets.....      5.35%+  5.49%    5.84%    5.74%    5.94%   6.20%      4.44%+  4.59%   4.84%   4.73%+
Portfolio turnover ..........     14.34%  34.75%   17.64%    8.36%    7.70%  45.50%     14.34%  34.75%  17.64%   8.36%++
Net assets, end of period
   (000s omitted) ...........    $50,311 $50,264  $51,504  $48,007  $51,218  $49,448    $2,028  $1,919  $1,277    $650

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA QUALITY SERIES

                                                        CLASS A                                    CLASS D
                                 --------------------------------------------------   --------------------------------
                                  SIX                                                   SIX
                                 MONTHS                                                MONTHS    YEAR ENDED
                                 ENDED           YEAR ENDED SEPTEMBER 30,              ENDED   SEPTEMBER 30,   2/1/94*
PER SHARE OPERATING                       ----------------------------------------              -------------   TO
   PERFORMANCE:                  3/31/97   1996    1995     1994     1993     1992     3/31/97  1996    1995   9/30/94
                                --------  -----    -----    -----    -----   -----    --------  -----   -----  -------

Net asset value, beginning
   of period .................    $6.75   $6.65    $6.39    $7.28    $6.85    $6.65     $6.74   $6.63   $6.38   $7.13
                                  -----   -----    -----    -----    -----    -----     -----   -----   -----   -----
Net investment income ........      .17     .35      .34      .35      .37      .40       .14     .28     .28     .19
Net realized and unrealized
   investment gain (loss).....     (.04)    .11      .32     (.73)     .54      .22      (.05)    .12     .31    (.75)
                                  -----   -----    -----    -----    -----    -----     -----   -----   -----   -----
Increase (decrease) from
   investment operations .....      .13     .46      .66     (.38)     .91      .62       .09     .40     .59    (.56)
Dividends paid or declared ...     (.17)   (.35)    (.34)    (.35)    (.37)    (.40)     (.14)   (.28)   (.28)   (.19)
Distributions from net
   gain realized .............       --    (.01)    (.06)    (.16)    (.11)    (.02)       --    (.01)   (.06)     --
                                  -----   -----    -----    -----    -----    -----     -----   -----   -----   -----
Net increase (decrease) in
   net asset value ...........     (.04)    .10      .26     (.89)     .43      .20      (.05)    .11     .25    (.75)
                                  -----   -----    -----    -----    -----    -----     -----   -----    -----  -----
Net asset value, end of period    $6.71   $6.75    $6.65    $6.39    $7.28    $6.85     $6.69   $6.74   $6.63   $6.38
                                  =====   =====    =====    =====    =====    =====     =====   =====   =====   =====
TOTAL RETURN BASED ON
   NET ASSET VALUE: .........     1.94%   7.00%   10.85%   (5.46)%  13.92%    9.56%     1.33%   6.20%   9.61%  (8.01)%

RATIOS/SUPPLEMENTAL
   DATA:
Expenses to average net assets      .81%+   .79%     .89%     .81%     .82%     .78%     1.72%+  1.69%   1.88%   1.77%+
Net investment income
   to average net assets.....      5.05%+  5.11%    5.34%    5.20%    5.30%    5.86%     4.14%+  4.21%   4.36%   4.39%+
Portfolio turnover ..........      9.73%  12.84%   11.24%   22.16%   15.67%   34.25%     9.73%  12.84%  11.24%  22.16%++
Net assets, end of period
   (000s omitted) ...........    $87,463 $95,560  $94,947  $99,020  $111,732 $93,557    $1,195  $1,645    $863     $812

----------------
See page 21 for footnotes.

                                                                            19

------------------------------------------------------------------------------
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------
FLORIDA SERIES

                                                       CLASS A                                    CLASS D
                                 --------------------------------------------------   --------------------------------
                                   SIX                                                  SIX
                                 MONTHS                                                MONTHS    YEAR ENDED    2/1/94*
                                 ENDED           YEAR ENDED SEPTEMBER 30,              ENDED   SEPTEMBER 30,    TO
PER SHARE OPERATING                       ----------------------------------------              -------------
   PERFORMANCE:                  3/31/97   1996    1995     1994     1993     1992     3/31/97  1996    1995   9/30/94
                                --------  -----    -----    -----    -----   -----    --------  -----   -----  -------
Net asset value, beginning
   of period .................    $7.67   $7.71    $7.34    $8.20    $7.56   $7.37      $7.68   $7.72   $7.34   $8.10
                                  -----   -----    -----    -----    -----   -----      -----   -----    -----  -----
Net investment income ........      .18     .38      .40      .42      .46     .47        .15     .32     .34     .24
Net realized and unrealized
   investment gain (loss).....     (.13)    .04      .37     (.74)     .65     .19       (.12)    .04     .38    (.76)
                                  -----   -----    -----    -----    -----   -----      -----   -----    -----  -----
Increase (decrease) from
   investment operations......      .05     .42      .77     (.32)    1.11     .66        .03     .36     .72    (.52)
Dividends paid or declared....     (.18)   (.38)    (.40)    (.42)    (.46)   (.47)      (.15)   (.32)   (.34)   (.24)
Distributions from net
   gain realized .............     (.10)   (.08)      --     (.12)    (.01)     --       (.10)   (.08)      --     --
                                  -----   -----    -----    -----    -----   -----      -----   -----    -----  -----
Net increase (decrease) in
   net asset value ...........     (.23)   (.04)     .37     (.86)     .64     .19       (.22)   (.04)    .38    (.76)
                                  -----   -----    -----    -----    -----   -----      -----   -----   -----   -----
Net asset value, end of period    $7.44   $7.67    $7.71    $7.34    $8.20   $7.56      $7.46   $7.68   $7.72   $7.34
                                  =====   =====    =====    =====    =====   =====      =====   =====   =====   =====

TOTAL RETURN BASED ON
   NET ASSET VALUE:...........      .63%   5.54%   10.87%   (3.99)%  15.21%   9.24%       .39%   4.74%  10.07%  (6.64)%

RATIOS/SUPPLEMENTAL
   DATA:
Expenses to average net assets     1.02%+   .97%     .72%     .42%     .23%    .17%      1.78%+  1.73%   1.66%   1.29%+
Net investment income
   to average net assets......     4.73%+  4.90%    5.38%    5.49%    5.82%   6.32%      3.97%+  4.14%   4.53%    4.61%+
Portfolio turnover ...........    12.92%  18.53%   11.82%    6.17%   16.42%  12.62%     12.92%  18.53%  11.82%    6.17%++
Net assets, end of period
   (000s omitted) ............   $43,423 $45,200  $49,030   $49,897 $52,855  $37,957    $1,721  $1,277    $603    $244
Without expense reimbursement
   and/or management fee waiver:**
Net investment income per share            $.38     $.37     $.38     $.40    $.41               $.32     $.31    $.21
Ratios:
Expenses to average net assets              .97%    1.03%    1.00%    1.03%   1.02%             1.73%    1.97%   1.84%+
Net investment income
   to average net assets......             4.90%    5.07%    4.91%    5.01%   5.47%             4.14%    4.22%   4.06%+

---------------------------
See page 21 for footnotes.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
NORTH CAROLINA SERIES

                                                        CLASS A                                    CLASS D
                                 ---------------------------------------------------   -------------------------------
                                  SIX                                                   SIX
                                 MONTHS                                                MONTHS    YEAR ENDED    2/1/94*
                                 ENDED           YEAR ENDED SEPTEMBER 30,              ENDED   SEPTEMBER 30,    TO
PER SHARE OPERATING                        ----------------------------------------              -------------
   PERFORMANCE:                  3/31/97   1996    1995     1994     1993     1992     3/31/97  1996    1995   9/30/94
                                --------  -----    -----    -----    -----   -----    --------  -----   -----  -------

Net asset value, beginning
   of period ..................   $7.84   $7.74    $7.30    $8.22    $7.61   $7.39      $7.83   $7.74   $7.29   $8.17
                                  -----   -----    -----    -----    -----   -----      -----   -----   -----   -----
Net investment income .........     .19     .37      .39      .41      .43     .44        .16     .31     .33     .23
Net realized and unrealized
   investment gain (loss)......    (.05)     .11      .45     (.87)     .63     .22       (.04)    .10     .46    (.88)
                                  -----   -----    -----    -----    -----   -----      -----   -----    -----  -----
Increase (decrease) from
   investment operations .....      .14     .48      .84     (.46)    1.06     .66        .12     .41     .79    (.65)
Dividends paid or declared ...     (.19)   (.37)    (.39)    (.41)    (.43)   (.44)      (.16)   (.31)   (.33)   (.23)
Distributions from net
   gain realized .............     (.03)   (.01)    (.01)    (.05)    (.02)     --       (.03)   (.01)   (.01)     --
                                  -----   -----    -----    -----    -----   -----      -----   -----    -----  -----
Net increase (decrease) in
   net asset value............     (.08)    .10      .44     (.92)     .61     .22       (.07)    .09     .45    (.88)
                                  -----   -----    -----    -----    -----   -----      -----   -----   -----   -----
Net asset value, end of period    $7.76   $7.84    $7.74    $7.30    $8.22   $7.61      $7.76   $7.83   $7.74   $7.29
                                  =====   =====    =====    =====    =====   =====      =====   =====   =====   =====
TOTAL RETURN BASED ON
   NET ASSET VALUE:...........    1.73%   6.39%   11.92%   (5.80)%  14.46%   9.23%      1.48%   5.45%  11.19%  (8.15)%

RATIOS/SUPPLEMENTAL
   DATA:
Expenses to average net assets     1.07%+  1.05%     .82%     .44%     .23%    .14%      1.83%+  1.81%   1.64%   1.27%+
Net investment income
   to average net assets......     4.72%+  4.75%    5.21%    5.29%    5.44%   5.83%      3.96%+  3.99%   4.42%   4.49%+
Portfolio turnover ...........     6.91%  15.12%    4.38%   15.61%    3.13%  12.51%      6.91%  15.12%   4.38%  15.61%++
Net assets, end of period
   (000s omitted).............   $33,415 $35,934  $37,446  $38,920  $38,828  $21,836    $1,229  $1,232  $1,257  $1,282
Without expense reimbursement
   and/or management fee waiver:**
Net investment income per share            $.37     $.36     $.35     $.35    $.34               $.31    $.31    $.20
Ratios:
Expenses to average net assets             1.06%    1.18%    1.13%    1.22%   1.40%              1.82%   2.00%   1.95%+
Net investment income to
   average net assets.........             4.74%    4.85%    4.60%    4.45%   4.57%              3.98%   4.06%   3.82%+

------------------
  *  Commencement of operations.
 ** During the periods stated, the Manager, at its discretion, waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the Florida and North Carolina Series.
  +  Annualized.
 ++  For the year ended September 30, 1994.
See Notes to Financial Statements.

                                                                            21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Trustees and Shareholders,
Seligman Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California High-Yield, California Quality, Florida, and North Carolina Series of Seligman Municipal Series Trust, as of March 31, 1997, the related statements of operations for the six months then ended and of changes in net assets for the six months then ended and for the year ended September 30, 1996, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of March 31, 1997 by correspondence with the Trust's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the California High-Yield, California Quality, Florida, and North Carolina Series of Seligman Municipal Series Trust as of March 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
New York, New York
May 2, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES
--------------------------------------------------------------------------------
Fred E. Brown
Trustee Emeritus
Director and Consultant,
   J. & W. Seligman & Co. Incorporated

John R. Galvin 2
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, USLIFE Corporation

Alice S. Ilchman 3
President, Sarah Lawrence College
Trustee, Committee for Economic Development
Director, NYNEX
Chairman, The Rockefeller Foundation

Frank A. McPherson 2
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Aluminum Corporation

Betsy S. Michel 2
Director or Trustee,
   Various Organizations

William C. Morris 1
Chairman
Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3
Retired Partner, Pitney, Hardin, Kipp & Szuch,
   Law Firm
Director, Public Service Enterprise Group

James Q. Riordan 3
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Dow Jones & Co., Inc.
Director, Public Broadcasting Service

Ronald T. Schroeder 1
Managing Director,
   J. & W. Seligman & Co. Incorporated

Robert L. Shafer 3
Director or Trustee,
   Various Organizations

James N. Whitson 2
Executive Vice President and Director,
   Sammons Enterprises, Inc.
Director, C-SPAN
Director, Red Man Pipe and Supply Company

Brian T. Zino 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman and President, Seligman Data Corp.

-------------------
Member:     1 Executive Committee
            2 Audit Committee
            3 Trustee Nominating Committee

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS

William C. Morris
Chairman

Brian T. Zino
President

Thomas G. Moles
Vice President

Lawrence P. Vogel
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

--------------------------------------------------------------------------------
Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450   Shareholder
                 Services
(800) 622-4597   24-Hour
                 Automated
                 Telephone
                 Access Service
                                                                            23